Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	CornerCap Group of Funds /VA/
Central Index Key	0000789280
Amendment Flag	false
Document Creation Date	Jul. 22, 2016
Document Effective Date	Jul. 29, 2016
Prospectus Date	Jul. 29, 2016